Net Income per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2019
NET INCOME PER ORDINARY SHARE [Abstract]
Calculation of basic and diluted net income per ordinary share
	For the Year Ended December 31,
	2017	2018	2019
Numerator:
Net income attributable to Sogou Inc.	$82,200	$98,781	$89,105
Less: Dividends attributable to preferred shareholders	24,388	—	—
Net income attributable to ordinary shareholders	57,812	98,781	89,105
Numerator for net income per ordinary share—basic	$57,812	$98,781	$89,105
Reversal of preferred share dividends	1,042	—	—
Numerator for net income per ordinary share—diluted	$58,854	$98,781	$89,105
Denominator
Weighted average number of ordinary shares outstanding—basic	257,173	388,731	389,797
Incremental shares from if-converted method	27,704	—	—
Incremental shares from treasury stock method	2,428	7,167	5,436
Weighted average number of ordinary shares outstanding—diluted	287,305	395,898	395,233
Net income per ordinary share—basic	$0.22	$0.25	$0.23
Net income per ordinary share—diluted	$0.20	$0.25	$0.23